Property and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Purchase of property and equipment	€ 28,026	€ 133,140	€ 17,871
Depreciation of property and equipment	€ 19,425	€ 5,069	€ 2,998